[LOGO]PaineWebber

      ==========================================================================

      BALANCED

      FUND

                                                                   ANNUAL REPORT

      AUGUST 31, 2000

PAINEWEBBER BALANCED FUND                                          ANNUAL REPORT

PERFORMANCE AT A GLANCE
================================================================================

Comparison of the change of a $10,000 investment in PaineWebber Balanced Fund (Class B), the S&P 500 Index, the Lehman Brothers Intermediate-Term Government/Corporate Bond Index, and the 90-Day U.S. Treasury Bill Index from August 31, 1990 through August 31, 2000.

   [The following table was depicted as a line chart in the printed material.]

                                              Lehman Brothers
                PaineWebber      S&P 500     Intermediate-Term      90-Day U.S.
              Balanced Fund (B)   Index    Government Bond Index      T-Bill

 8/31/90          10,000.00     10,000.00        10,000.00          10,000.00
 9/30/90           9,843.90      9,097.00         9,959.00          10,062.00
10/31/90           9,895.90      8,654.89        10,035.68          10,123.38
11/30/90          10,208.10      8,618.54        10,152.10          10,184.12
12/31/90          10,407.60      9,174.43        10,306.41          10,244.20
 1/31/91          10,678.60      9,429.48        10,447.61          10,301.57
 2/28/91          11,068.90      9,838.72        10,553.13          10,355.14
 3/31/91          11,177.30     10,541.20        10,637.55          10,405.88
 4/30/91          11,188.10     10,796.30        10,709.89          10,456.87
 5/31/91          11,383.30     10,822.21        10,826.63          10,506.02
 6/30/91          11,111.60     11,287.57        10,892.67          10,553.29
 7/31/91          11,331.80     10,770.60        10,900.29          10,601.84
 8/31/91          11,563.10     11,272.51        11,021.29          10,650.61
 9/30/91          11,441.90     11,538.54        11,231.79          10,697.47
10/31/91          11,464.00     11,345.84        11,424.98          10,743.47
11/30/91          11,287.80     11,497.88        11,555.23          10,788.59
12/31/91          12,335.30     11,035.66        11,688.11          10,829.59
 1/31/92          12,212.10     12,295.94        11,973.30          10,866.41
 2/29/92          12,312.90     12,067.23        11,864.34          10,901.18
 3/31/92          12,055.20     12,222.90        11,910.61          10,936.07
 4/30/92          12,234.50     11,985.78        11,864.16          10,973.25
 5/31/92          12,346.50     12,336.96        11,968.57          11,007.27
 6/30/92          12,156.90     12,397.41        12,154.08          11,040.29
 7/31/92          12,597.90     12,212.69        12,333.96          11,073.41
 8/31/92          12,439.60     12,710.97        12,579.41          11,103.31
 9/30/92          12,620.50     12,451.66        12,705.20          11,132.17
10/31/92          12,609.20     12,598.59        12,877.99          11,158.89
11/30/92          12,790.20     12,641.43        12,710.58          11,185.67
12/31/92          12,840.70     13,071.24        12,666.09          11,214.76
 1/31/93          13,024.00     13,232.01        12,832.02          11,245.04
 2/28/93          13,230.30     13,343.16        13,082.24          11,273.15
 3/31/93          13,402.30     13,524.63        13,288.94          11,300.20
 4/30/93          13,046.90     13,810.00        13,342.10          11,328.45
 5/31/93          13,218.90     13,475.80        13,448.83          11,355.64
 6/30/93          13,551.40     13,835.60        13,419.25          11,384.03
 7/31/93          13,690.40     13,875.72        13,629.93          11,413.63
 8/31/93          14,037.90     13,820.22        13,662.64          11,442.16
 9/30/93          14,107.40     14,344.01        13,879.88          11,470.77
10/31/93          14,397.00     14,233.56        13,938.17          11,499.45
11/30/93          14,362.20     14,528.19        13,975.80          11,528.20
12/31/93          14,900.60     14,390.17        13,897.54          11,558.17
 1/31/94          15,362.30     14,564.29        13,961.47          11,587.06
 2/28/94          15,025.40     15,059.48        14,116.44          11,616.03
 3/31/94          14,189.30     14,651.37        13,907.52          11,647.39
 4/30/94          13,877.30     14,014.03        13,678.04          11,681.17
 5/31/94          13,702.60     14,193.41        13,585.03          11,717.38
 6/30/94          13,369.20     14,424.77        13,594.54          11,757.22
 7/31/94          13,670.90     14,071.36        13,595.90          11,797.20
 8/31/94          14,090.80     14,532.90        13,791.68          11,839.67
 9/30/94          13,736.50     15,127.30        13,834.44          11,883.47
10/31/94          13,605.30     14,758.19        13,707.16          11,928.63
11/30/94          13,342.90     15,088.77        13,705.79          11,977.54
12/31/94          13,428.60     14,539.54        13,644.11          12,030.24
 1/31/95          13,760.00     14,754.73        13,691.87          12,086.78
 2/28/95          14,120.30     15,136.87        13,923.26          12,144.80
 3/31/95          14,350.80     15,725.70        14,211.47          12,203.09
 4/30/95          14,624.50     16,189.61        14,292.48          12,261.67
 5/31/95          15,042.40     16,665.58        14,468.27          12,319.30
 6/30/95          15,419.70     17,330.54        14,905.22          12,377.20
 7/31/95          15,782.70     17,732.61        15,005.08          12,434.13
 8/31/95          15,913.40     18,319.56        15,006.58          12,490.09
 9/30/95          16,029.50     18,365.36        15,143.14          12,546.29
10/31/95          16,102.10     19,140.37        15,252.17          12,601.50
11/30/95          16,508.70     19,071.47        15,421.47          12,656.94
12/31/95          16,534.50     19,906.80        15,623.49          12,713.90
 1/31/96          17,058.70     20,291.00        15,787.54          12,768.57
 2/29/96          17,233.40     20,980.89        15,923.31          12,822.20
 3/31/96          17,106.30     21,176.02        15,737.01          12,873.49
 4/30/96          17,265.20     21,379.31        15,656.75          12,926.27
 5/31/96          17,392.20     21,693.58        15,601.95          12,979.27
 6/30/96          17,372.70     22,251.11        15,589.47          13,033.78
 7/31/96          16,852.30     22,335.66        15,754.72          13,088.52
 8/31/96          17,238.40     21,348.42        15,801.98          13,144.80
 9/30/96          17,809.10     21,798.88        15,814.62          13,200.01
10/31/96          18,295.90     23,023.97        16,034.45          13,255.45
11/30/96          19,135.10     23,659.43        16,318.26          13,309.80
12/31/96          18,972.30     25,445.72        16,533.66          13,365.70
 1/31/97          19,580.20     24,941.90        16,427.84          13,420.50
 2/28/97          19,526.60     26,498.27        16,491.91          13,476.86
 3/31/97          19,097.40     26,707.61        16,523.25          13,533.47
 4/30/97          19,651.80     25,612.60        16,409.24          13,591.66
 5/31/97          20,617.40     27,139.11        16,601.22          13,650.10
 6/30/97          21,354.20     28,797.31        16,739.01          13,707.43
 7/31/97          23,012.00     30,078.79        16,891.34          13,763.63
 8/31/97          22,525.50     32,470.05        17,234.23          13,821.44
 9/30/97          23,678.80     30,651.73        17,148.06          13,880.87
10/31/97          23,102.10     32,328.38        17,346.98          13,937.79
11/30/97          23,246.30     31,248.61        17,539.53          13,994.93
12/31/97          23,633.00     32,695.42        17,578.12          14,056.51
 1/31/98          23,840.70     33,257.78        17,718.74          14,116.95
 2/28/98          25,232.10     33,623.61        17,950.86          14,176.24
 3/31/98          26,042.00     36,047.88        17,936.50          14,235.78
 4/30/98          26,249.70     37,893.53        17,993.89          14,295.57
 5/31/98          26,000.50     38,280.04        18,083.86          14,354.18
 6/30/98          26,511.00     37,621.63        18,215.88          14,414.47
 7/31/98          25,967.00     39,149.06        18,332.46          14,475.01
 8/31/98          23,581.60     38,734.08        18,396.62          14,534.36
 9/30/98          24,376.80     33,137.01        18,685.45          14,593.95
10/31/98          25,506.70     35,261.09        19,154.45          14,649.41
11/30/98          26,573.80     38,124.29        19,135.30          14,697.75
12/31/98          28,111.80     40,434.62        19,133.39          14,752.13
 1/31/99          28,135.20     42,763.66        19,209.92          14,806.72
 2/28/99          27,104.40     44,551.18        19,315.57          14,860.02
 3/31/99          27,268.40     43,165.64        19,031.63          14,915.00
 4/30/99          27,549.50     44,892.26        19,174.37          14,970.19
 5/31/99          27,338.70     46,629.59        19,233.81          15,024.08
 6/30/99          28,062.30     45,529.13        19,085.71          15,079.67
 7/31/99          27,778.90     48,056.00        19,099.07          15,136.97
 8/31/99          27,400.90     46,556.65        19,081.88          15,194.49
 9/30/99          26,952.10     46,323.87        19,097.15          15,253.75
10/31/99          27,589.90     45,054.60        19,274.75          15,313.24
11/30/99          27,755.20     47,906.55        19,324.87          15,374.49
12/31/99          28,792.00     48,879.06        19,348.06          15,439.07
 1/31/00          27,540.20     51,753.14        19,284.21          15,505.46
 2/29/00          27,696.70     49,155.14        19,212.86          15,573.68
 3/31/00          29,339.70     48,226.10        19,370.40          15,645.32
 4/30/00          28,635.50     52,942.62        19,571.85          15,718.85
 5/31/00          28,035.70     51,349.05        19,526.84          15,792.73
 6/30/00          28,219.60     50,296.39        19,558.08          15,868.53
 7/31/00          28,140.70     51,533.68        19,902.30          15,943.12
 8/31/00          29,666.00     50,729.76        20,053.56          16,024.43

The graph depicts the performance of PaineWebber Balanced Fund (Class B) versus the S&P 500 Index, the Lehman Brothers Intermediate-Term Government/ Corporate Bond Index, and the 90-Day U.S. Treasury Bill Index. It is important to note PaineWebber Balanced Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

---------------------------------------------------
AVERAGE ANNUAL % TOTAL RETURN, PERIOD ENDED 8/31/00
------------------------------------------------------------------------------------------------------
                                                 6 Months   1 Year   5 Years   10 Years   Inception(0)
------------------------------------------------------------------------------------------------------
                                       Class A*    7.11%     8.27%   13.27%        N/A      11.43%
                  Before Deducting     Class B**   6.70      7.44    12.44       11.49%      9.65
              Maximum Sales Charge     Class C+    6.71      7.46    12.43         N/A      10.64
                                       Class Y++   7.11      8.54      N/A         N/A       5.70
------------------------------------------------------------------------------------------------------
                                       Class A*    2.29      3.37    12.22         N/A      10.87
                   After Deducting     Class B**   1.70      2.56    12.19       11.49       9.65
              Maximum Sales Charge     Class C+    5.71      6.49    12.43         N/A      10.64
------------------------------------------------------------------------------------------------------
                     S&P 500 Index                11.72     16.31    24.03       19.47      17.38
------------------------------------------------------------------------------------------------------
Lehman Brothers Intermediate-Term                  4.76      6.27     6.04        7.38       7.37
        Gov't/Corporate Bond Index
------------------------------------------------------------------------------------------------------
          90-Day U.S. T-Bill Index                 2.96      5.62     5.13        4.82       5.46
------------------------------------------------------------------------------------------------------
      Lipper Balanced Funds Median                 8.59     12.00    13.35       12.72       9.20

Past performance is no guarantee of future performance. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Six-month and one-year returns are cumulative.

(0) Inception: since commencement of issuance on July 1, 1991 for Class A, December 12, 1986 for Class B, July 2, 1992 for Class C shares and March 26, 1998 for Class Y shares. Index and Lipper Median inception returns are as of oldest share class inception.

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.

+ Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

ANNUAL REPORT

PAINEWEBBER
BALANCED FUND

Investment Goal:

High total return with
low volatility

Portfolio Managers:

Kirk Barneby and
Joe Baggett,*
Asset Allocators
Kirk Barneby* and
Frank Vallario,*
Stock Sector
Heidi Kirmaier,*
Bond Sector
Susan Ryan,
Money Market Sector
Mitchell Hutchins
Asset Management
Inc.

Commencement:

July 1, 1991 (Class A);
December 12, 1986
(Class B); July 2, 1992
(Class C); March 26,
1998 (Class Y)

Dividend Payments:

Semiannually

*     Effective October 10, 2000.

                                                                October 16, 2000

Dear Shareholder,

We are pleased to present you with the annual report for PaineWebber Balanced Fund (the "Fund") for the fiscal year ended August 31, 2000.

MARKET REVIEW
================================================================================

There was a great deal of volatility in the capital markets during the year, in part because of the ongoing tug of war between interest rate expectations and the outlook for corporate profits. Technology stocks led the equity markets during the first half of the fiscal year. By spring the air came out of the dot-com balloon due to valuation concerns. An ever-smaller number of stocks accounted for most of the market's gains, while day-to-day price fluctuations became more volatile. Daily price swings of one or two percent of value became the norm in the latter part of the period.

The NASDAQ Composite Index, buffeted by shifting values among dot-com enterprises, nonetheless ended the fiscal year up 53.55%. The Dow Jones Industrial Average (the "Dow") was up 5.17% and the S&P 500 Index was up 16.31%. Despite ongoing turbulence in the markets, all three indexes rebounded from negative returns in the first half of the fiscal year.

OUTLOOK
================================================================================

Interest rate hikes in the U.S. may have finally cooled the economy as we now forecast growth (real domestic gross product) to slow to 3.5% for the year. With lower growth, inflation fears should also be eased, although another bump in gasoline prices or the tight labor market could accelerate inflation concerns again. The Federal Reserve Board may also not be finished raising the Fed Fund rate, but we believe any hike in the near term may end the upward trend for a while.

PAINEWEBBER BALANCED FUND                                          ANNUAL REPORT

PORTFOLIO REVIEW
================================================================================

PORTFOLIO HIGHLIGHTS

Due to consideration of value as part of the investment style, in a year when investors concentrated on momentum-oriented stocks, the Fund underperformed its benchmarks and its Lipper median for the fiscal year. In addition, our search for value led us to somewhat smaller capitalization stocks, which lagged during the period as market leadership came from the very largest stocks.

We continue to underweight many of the traditionally defensive stocks, including consumer staples and electric utilities, due to concern about near-term interest rates and their effect on earnings. Financials have been underweighted as well, but we believe that the financial sector may represent an opportunity if, as expected, the Federal Reserve Board is near the end of its interest-rate tightening cycle. We are looking toward the energy, technology and healthcare sectors to provide strong earnings relative to the market.

The Fund's performance standard over time is a portfolio that is allocated 60% to stocks, 35% to bonds and 5% to cash. The Fund began the year with 59.2% in equities and ended the year, after minor fluctuations, at its "neutral" weighting of 60% in equities. The bond allocation started the fiscal year at 35.1% and ended at 32.1%. Cash equivalents, meanwhile, started at 13.0% and, after fluctuating somewhat throughout the year, ended at 13.1%. Future allocation shifts will be driven, as always, by the results obtained from running the Fund's model - see "How the Fund Works," below.

HOW THE FUND WORKS

The Fund employs a disciplined, model-based approach to calculate the expected returns for U.S. stocks, U.S. bonds and short-term securities (cash equivalents). Based on fundamental valuation techniques as well as an assessment of key economic variables such as interest rates, economic growth and inflation, the Fund seeks to determine whether the expected return from stocks is sufficient to offset the additional risk when compared to bonds and "risk-free" cash investments (U.S. Treasury bills). Fund assets are allocated according to the model, with a minimum of 25% of net assets in bonds or cash at all times. Assets are shifted between asset classes once a month, based on the calculations produced when the model is run on the first business day following release of the Federal government's monthly employment data.

NEW PORTFOLIO MANAGERS AND PROPOSED MERGER
================================================================================

On October 6, 2000, the board of trustees unanimously approved the merger of the Balanced Fund into the PaineWebber Tactical Allocation Fund. The proposed merger will be submitted to shareholders at meetings expected to be held in February 2001. If approved by the PaineWebber fund's shareholders, the merger is expected to become effective in February or March 2001.

More information about the proposed merger as well as portfolio management and investment strategy changes is set out in the October 10, 2000 supplement to the prospectus dated December 10, 1999 and additional information will be provided to shareholders in proxy solicitation materials that are expected to be mailed in December 2000.

ANNUAL FUND

Characteristics*                       8/31/00                                  2/29/00
---------------------------------------------------------------------------------------
Net Assets ($mm)                          $233.9                                $216.2

Number of Securities                       136                                   147

Dividend Yield                              1.1%                                 2.99%

Stocks                                     60.1%                                 59.3%

Bonds                                      32.1%                                 35.0%

Cash & Equivalents                         13.1%                                 12.0%

Liabilities in Excess of Other Assets      -5.3%                                 -6.3%
---------------------------------------------------------------------------------------

Top Five Equity Sectors*               8/31/00                                  2/29/00
---------------------------------------------------------------------------------------
Financial Services                      14.6%   Technology                      18.0%
Technology                              12.9    Consumer Cyclicals              11.4
Utilities                                9.9    Financial Services               8.8
Energy                                   8.1    Healthcare                       5.2
Capital Goods                            7.0    Utilities                        5.0
---------------------------------------------------------------------------------------

Total                                   52.5    Total                           48.4

Top Ten Equity Holdings*               8/31/00                                  2/29/00
---------------------------------------------------------------------------------------
Cisco Systems                            3.7%   Cisco Systems                    3.7%
Citigroup                                3.5    JDS Uniphase                     3.2
Boeing                                   2.9    Citigroup                        2.3
WorldCom                                 2.1    WorldCom                         2.2
Morgan Stanley Dean Witter               2.1    Applied Materials                2.0
United Technologies                      1.7    Boeing                           1.8
Tosco                                    1.6    Chase Manhattan                  1.6
Chase Manhattan                          1.6    Tosco                            1.5
JDS Uniphase                             1.5    Morgan Stanley Dean Witter       1.4
El Paso Energy                           1.3    United Technologies              1.4
---------------------------------------------------------------------------------------

Total                                   22.0    Total                           21.1

* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER BALANCED FUND                                          ANNUAL REPORT

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on Paine Webber Balanced Fund or another fund in the Paine Webber Family of Funds(1), please contact your Financial Advisor.

Sincerely,


/s/ Margo Alexander

MARGO ALEXANDER
Chairman
Mitchell Hutchins Asset Management Inc.


/s/ T. Kirkham Barneby

T. KIRKHAM BARNEBY
Managing Director and
Chief Investment Officer -
Quantitative Investments
Mitchell Hutchins Asset Management Inc.


/s/ Brian M. Storms

BRIAN M. STORMS
Chief Executive Officer and President
Mitchell Hutchins Asset Management Inc.


/s/ Susan P. Ryan

SUSAN P. RYAN
Senior Vice President
Mitchell Hutchins Asset Management Inc.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

      This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended August 31, 2000 and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

PAINEWEBBER BALANCED FUND                                          ANNUAL REPORT

PERFORMANCE RESULTS (unaudited)

                                                  Net Asset Value                                      Total Return(1)
                                  -----------------------------------------------         ---------------------------------------
                                                                                             12 Months                6 months
                                  08/31/00            02/29/00           08/31/99         Ended 08/31/00           Ended 08/31/00
---------------------------------------------------------------------------------------------------------------------------------
Class A Shares                     $11.28              $10.62             $11.60               8.27%                     7.11%
---------------------------------------------------------------------------------------------------------------------------------
Class B Shares                      11.56               10.88              11.84               7.44                      6.70
---------------------------------------------------------------------------------------------------------------------------------
Class C Shares                      11.29               10.63              11.60               7.46                      6.71
---------------------------------------------------------------------------------------------------------------------------------

Performance Summary Class A Shares

                                         Net Asset Value
                                  ---------------------------          Capital Gains        Dividends                   Total
Period Covered                    Beginning            Ending           Distributed           Paid                     Return(1)
---------------------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                   $10.09             $11.02                 --            $0.2293                     11.53%
---------------------------------------------------------------------------------------------------------------------------------
1992                                 11.02              11.24                 --             0.3414                      5.18
---------------------------------------------------------------------------------------------------------------------------------
1993                                 11.24              11.94               $0.7771          0.2510                     15.63
---------------------------------------------------------------------------------------------------------------------------------
1994                                 11.94               9.32                1.2011          0.2311                     (9.88)
---------------------------------------------------------------------------------------------------------------------------------
1995                                  9.32              10.41                0.7468          0.3100                     23.13
---------------------------------------------------------------------------------------------------------------------------------
1996                                 10.41              10.61                1.0303          0.2516                     14.74
---------------------------------------------------------------------------------------------------------------------------------
1997                                 10.61              11.38                1.5503          0.2205                     24.57
---------------------------------------------------------------------------------------------------------------------------------
1998                                 11.38              12.00                1.2252          0.2196                     18.95
---------------------------------------------------------------------------------------------------------------------------------
1999                                 12.00              11.04                0.9723          0.2366                      2.42
---------------------------------------------------------------------------------------------------------------------------------
01/01/00-08/31/00                    11.04              11.28                 --             0.0905                      3.04
---------------------------------------------------------------------------------------------------------------------------------
                                                              Totals:       $7.5031         $2.3816
---------------------------------------------------------------------------------------------------------------------------------
                                                                               Cumulative Total Return as of 08/31/00: 170.06%
---------------------------------------------------------------------------------------------------------------------------------

Performance Summary Class B Shares

                                         Net Asset Value
                                  ---------------------------          Capital Gains        Dividends                   Total
Period Covered                    Beginning            Ending           Distributed           Paid                     Return(1)
---------------------------------------------------------------------------------------------------------------------------------
12/12/86-12/31/86                   $10.00            $  9.76                 --              --                        (2.40)%
---------------------------------------------------------------------------------------------------------------------------------
1987                                  9.76               9.27              $0.1687         $0.4407                       1.21
---------------------------------------------------------------------------------------------------------------------------------
1988                                  9.27               9.79                 --            0.5225                      11.34
---------------------------------------------------------------------------------------------------------------------------------
1989                                  9.79              10.03               0.1286          0.6768                      10.84
---------------------------------------------------------------------------------------------------------------------------------
1990                                 10.03               9.60               0.0021          0.6200                       1.95
---------------------------------------------------------------------------------------------------------------------------------
1991                                  9.60              11.01                 --            0.3478                      18.52
---------------------------------------------------------------------------------------------------------------------------------
1992                                 11.01              11.28                 --            0.2146                       4.46
---------------------------------------------------------------------------------------------------------------------------------
1993                                 11.28              12.02               0.7771          0.1173                      14.66
---------------------------------------------------------------------------------------------------------------------------------
1994                                 12.02               9.43               1.2011           0.1189                    (10.51)
---------------------------------------------------------------------------------------------------------------------------------
1995                                  9.43              10.57               0.7468           0.2049                     22.23
---------------------------------------------------------------------------------------------------------------------------------
1996                                 10.57              10.79               1.0303           0.1632                     13.81
---------------------------------------------------------------------------------------------------------------------------------
1997                                 10.79              11.61               1.5503           0.1213                     23.63
---------------------------------------------------------------------------------------------------------------------------------
1998                                 11.61              12.26               1.2252           0.1331                     18.02
---------------------------------------------------------------------------------------------------------------------------------
1999                                 12.26              11.32               0.9723           0.1349                      1.66
---------------------------------------------------------------------------------------------------------------------------------
01/01/00-08/31/00                    11.32              11.56                 --             0.0467                      2.55
---------------------------------------------------------------------------------------------------------------------------------
                                                               Totals:      $7.8025         $3.8627
---------------------------------------------------------------------------------------------------------------------------------
                                                                               Cumulative Total Return as of 08/31/00: 254.25%
---------------------------------------------------------------------------------------------------------------------------------

Performance Summary Class C Shares

                                         Net Asset Value
                                  ---------------------------          Capital Gains        Dividends                   Total
Period Covered                    Beginning            Ending           Distributed           Paid                     Return(1)
---------------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                   $10.86             $11.25                 --            $0.1619                      5.08%
---------------------------------------------------------------------------------------------------------------------------------
1993                                 11.25              11.94              $0.7771           0.1728                     14.79
---------------------------------------------------------------------------------------------------------------------------------
1994                                 11.94               9.35               1.2011           0.1313                    (10.48)
---------------------------------------------------------------------------------------------------------------------------------
1995                                  9.35              10.45               0.7468           0.2188                     22.15
---------------------------------------------------------------------------------------------------------------------------------
1996                                 10.45              10.65               1.0303           0.1708                     13.86
---------------------------------------------------------------------------------------------------------------------------------
1997                                 10.65              11.42               1.5503           0.1343                     23.61
---------------------------------------------------------------------------------------------------------------------------------
1998                                 11.42              12.02               1.2252           0.1496                     18.04
---------------------------------------------------------------------------------------------------------------------------------
1999                                 12.02              11.07               0.9723           0.1506                      1.76
---------------------------------------------------------------------------------------------------------------------------------
01/01/00-08/31/00                    11.07              11.29                 --             0.0506                      2.47
---------------------------------------------------------------------------------------------------------------------------------
                                                              Totals:       $7.5031         $1.3407
---------------------------------------------------------------------------------------------------------------------------------
                                                                               Cumulative Total Return as of 08/31/00: 128.47%
---------------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the year ended August 31, 2000 and since inception, March 26, 1998 through August 31, 2000, Class Y shares had a total return of 8.54% and 14.48%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER BALANCED FUND

PORTFOLIO OF INVESTMENTS                                         AUGUST 31, 2000

  Number of
    Shares                                                              Value
  ---------                                                          ----------

COMMON STOCKS -- 60.09%

Airlines -- 1.03%
   28,500      AMR Corp.* ......................................... $   935,156
   29,700      Delta Air Lines, Inc. ..............................   1,470,150
                                                                    -----------
                                                                      2,405,306
                                                                    -----------

Banks -- 2.39%
   67,800      Chase Manhattan Corp. ..............................   3,788,325
   42,400      FleetBoston Financial Corp. ........................   1,809,950
                                                                    -----------
                                                                      5,598,275
                                                                    -----------

Chemicals -- 0.54%
   48,600      Dow Chemical Co. ...................................   1,272,713
                                                                    -----------

Computer Hardware -- 4.22%
  127,400      Cisco Systems, Inc.* ...............................   8,742,825
   25,700      Dell Computer Corp.* ...............................   1,121,162
                                                                    -----------
                                                                      9,863,987
                                                                    -----------

Computer Software -- 2.08%
   20,581      International Business Machines Corp. ..............   2,716,692
   30,700      Microsoft Corp.* ...................................   2,143,244
                                                                    -----------
                                                                      4,859,936
                                                                    -----------

Defense & Aerospace -- 3.47%
  127,863      Boeing Co. .........................................   6,856,653
   12,200      Honeywell International Inc. .......................     470,463
   17,200      TRW Inc. ...........................................     785,825
                                                                    -----------
                                                                      8,112,941
                                                                    -----------

Diversified Retail -- 1.56%
   43,600      Federated Department Stores, Inc.* .................   1,204,450
  105,200      Target Corp. .......................................   2,445,900
                                                                    -----------
                                                                      3,650,350
                                                                    -----------

Drugs & Medicine -- 2.50%
   40,800      American Home Products Corp. .......................   2,210,850
   32,450      Pfizer, Inc. .......................................   1,403,463
   55,402      Schering-Plough Corp. ..............................   2,223,005
                                                                    -----------
                                                                      5,837,318
                                                                    -----------

Electric Utilities -- 3.37%
   30,000      Calpine Corp. ......................................   2,970,000
   20,000      Constellation Energy Group, Inc.(1) ................     765,000
   26,200      Duke Energy Corp. ..................................   1,960,087
   75,200      Energy East Corp.(1) ...............................   1,706,100
   10,000      PECO Energy Co. ....................................     481,875
                                                                    -----------
                                                                      7,883,062
                                                                    -----------

Electrical Equipment -- 2.22%
   11,900      Johnson Controls Inc.(1) ...........................     635,906
   10,000      Level 3 Communications Inc.* .......................     872,344
   65,175      Motorola, Inc. .....................................   2,350,373
   25,939      Qwest Communications International Inc.* ...........   1,339,101
                                                                    -----------
                                                                      5,197,724
                                                                    -----------

Electrical Power -- 0.39%
   13,800      Emerson Electric Co. ...............................     913,388
                                                                    -----------

Energy Reserves & Production -- 5.63%
   30,458      Chevron Corp. ......................................   2,573,701
   37,028      Exxon Mobil Corp. ..................................   3,022,411
   22,400      Phillips Petroleum Co. .............................   1,386,000
   38,700      Royal Dutch Petroleum Co., ADR .....................   2,367,956
  125,200      Tosco Corp. ........................................   3,818,600
                                                                    -----------
                                                                     13,168,668
                                                                    -----------

Financial Services -- 5.03%
  138,553      CitiGroup, Inc. ....................................   8,088,051
   28,900      Federal Home Loan Mortgage Corp. ...................   1,217,412
   32,500      MBNA Corp. .........................................   1,147,656
   11,300      Providian Financial Corp. ..........................   1,298,794
                                                                    -----------
                                                                     11,751,913
                                                                    -----------

Forest Products, Paper -- 0.91%
   16,300      International Paper Co. ............................     519,562
   34,700      Weyerhaeuser Co. ...................................   1,607,044
                                                                    -----------
                                                                      2,126,606
                                                                    -----------

Gas Utility -- 1.32%
   53,145      El Paso Energy Corp.(1) ............................   3,095,696
                                                                    -----------

Industrial Parts -- 2.43%
   19,000      Ingersoll Rand Co. .................................     865,688
   20,200      Mettler-Toledo International Inc., ADR* ............     955,712
   62,000      United Technologies Corp. ..........................   3,871,125
                                                                    -----------
                                                                      5,692,525
                                                                    -----------

Industrial Services & Supplies -- 0.96%
   39,508      Tyco International Ltd., ADR .......................   2,251,956
                                                                    -----------

Information & Computer Services -- 0.49%
   19,345      America Online Inc.* ...............................   1,134,101
                                                                    -----------

Long Distance & Phone Companies -- 0.76%
   22,000      BellSouth Corp. ....................................     820,875
   23,160      SBC Communications, Inc. ...........................     966,930
                                                                    -----------
                                                                      1,787,805
                                                                    -----------

Media -- 0.62%
   15,300      Comcast Corp., Class A* ............................     569,925
   20,000      Univision Communications Inc.*(1) ..................     882,500
                                                                    -----------
                                                                      1,452,425
                                                                    -----------

PAINEWEBBER BALANCED FUND

  Number of
    Shares                                                              Value
  ---------                                                          ----------

COMMON STOCKS -- (concluded)

Medical Products -- 0.66%
   18,400      Baxter International, Inc. ......................... $ 1,531,800
                                                                    -----------

Metals and Mining -- 0.72%
   50,636      Alcoa, Inc. ........................................   1,683,647
                                                                    -----------

Motor Vehicles -- 0.29%
   13,200      Borg Warner Automotive, Inc. .......................     453,750
   13,367      Delphi Automotive Systems Corp. ....................     219,720
                                                                    -----------
                                                                        673,470
                                                                    -----------

Oil Refining -- 1.02%
   22,300      Conoco, Inc., Class B ..............................     582,588
   40,000      Dynegy Inc. ........................................   1,800,000
                                                                    -----------
                                                                      2,382,588
                                                                    -----------

Oil Services -- 1.40%
   45,969      Halliburton Co. ....................................   2,436,357
   14,000      Transocean Sedco Forex, Inc. .......................     836,500
                                                                    -----------
                                                                      3,272,857
                                                                    -----------

Other Insurance -- 1.03%
   37,300      AMBAC Financial Group Inc. .........................   2,410,512
                                                                    -----------

Publishing -- 1.24%
   40,100      Knight Ridder, Inc. ................................   2,190,462
   17,800      New York Times Co., Class A ........................     697,538
                                                                    -----------
                                                                      2,888,000
                                                                    -----------

Securities & Asset Management -- 3.01%
   43,045      AXA Financial Inc. .................................   2,227,579
   44,700      Morgan Stanley Dean Witter & Co. ...................   4,808,044
                                                                    -----------
                                                                      7,035,623
                                                                    -----------

Semiconductor -- 4.88%
   35,800      Applied Materials, Inc.* ...........................   3,089,987
   32,600      Intel Corp. ........................................   2,440,925
   28,100      JDS Uniphase Corp.* ................................   3,498,011
   35,700      Texas Instruments, Inc. ............................   2,389,669
                                                                    -----------
                                                                     11,418,592
                                                                    -----------

Specialty Retail -- 0.93%
   24,300      Circuit City Stores, Inc. ..........................     630,281
   32,348      Home Depot, Inc. ...................................   1,554,726
                                                                    -----------
                                                                      2,185,007
                                                                    -----------

Wireless Telecommunications -- 2.99%
   48,200      Verizon Communications .............................   2,102,725
  133,776      Worldcom Inc. ......................................   4,882,824
                                                                    -----------
                                                                      6,985,549
                                                                    -----------
Total Common Stocks (cost -- $109,092,082) ........................ 140,524,340
                                                                    -----------

   Principal
    Amount                                           Maturity            Interest
     (000)                                             Dates              Rates               Value
------------                                         --------            --------          -----------
CORPORATE BONDS --  13.59%

Airlines -- 0.75%
$   1,315      Continental Airlines Inc.++++          05/01/10              7.918%         $ 1,348,270
      390      Northwest Airlines++++ .......         10/01/19              8.072              403,018
                                                                                           -----------
                                                                                            1,751,288
                                                                                           -----------

Banks -- 1.04%
      785      Bank One Corp. ...............        08/01/10              7.875              789,813
    1,700      Providian National Bank ......        02/01/04              6.650            1,642,967
                                                                                           -----------
                                                                                            2,432,780
                                                                                           -----------

Cable -- 0.60%
    1,350      Tele-Communications Inc. .....  05/01/03 to 03/31/27   6.375 to 9.650        1,396,800
                                                                                           -----------

Financial Services -- 1.77%
      705      CIT Group Inc. ...............        03/15/03              7.375              705,732
    1,615      Ford Motor Credit Co. ........  01/14/03 to 01/12/09   5.800 to 6.000        1,553,729
    1,850      Heller Financial Inc. ........        06/15/05              8.000            1,874,675
                                                                                           -----------
                                                                                            4,134,136
                                                                                           -----------

PAINEWEBBER BALANCED FUND

   Principal
    Amount                                                                 Maturity            Interest
     (000)                                                                   Dates              Rates              Value
------------                                                               --------            --------         -----------
CORPORATE BONDS -- (concluded)

Forest Products, Paper -- 0.13%
$     300      Abitibi Consolidated Inc.                                   08/01/05              8.300%         $   304,727
                                                                                                                -----------

Media -- 0.92%
    1,030      News America Holdings Inc. ........................   12/01/95 to 10/17/96   7.900 to 8.250          942,843
    1,180      Time Warner Inc. ..................................         06/15/05              7.750            1,200,950
                                                                                                                -----------
                                                                                                                  2,143,793

Other Insurance -- 1.66%
    1,325      American Re Corp. .................................         12/15/26              7.450            1,282,595
      700      Hartford Financial Services Group Inc. ............         11/01/08              6.375              652,190
      800      Loews Corp. .......................................         12/15/06              6.750              748,597
    1,350      Lumbermen's Mutual Casualty Co. ...................         07/01/26              9.150            1,211,846
                                                                                                                -----------
                                                                                                                  3,895,228
                                                                                                                -----------

Real Estate -- 0.16%
      375      EOP Operating LP ..................................         03/15/06              8.375              383,180
                                                                                                                -----------

Securities & Asset Management -- 2.09%
    1,315      FMR Corp. .........................................         06/15/29              7.570            1,274,431
    1,350      Lehman Brothers Holdings Inc. .....................         04/01/04              6.625            1,312,845
    2,335      Morgan Stanley Dean Witter & Co. ..................   01/20/04 to 06/15/05   5.625 to 7.750        2,299,173
                                                                                                                -----------
                                                                                                                  4,886,449
                                                                                                                -----------

Telecommunications -- 1.34%
    2,345      US West Capital Funding Inc. ......................         07/15/08              6.375            2,136,602
      970      Worldcom Inc. .....................................         05/15/06              8.000              993,660
                                                                                                                -----------
                                                                                                                  3,130,262
                                                                                                                -----------

Tobacco -- 0.56%
    1,400      Philip Morris Companies Inc. ......................   07/01/08 to 01/15/27   7.650 to 7.750        1,321,533
                                                                                                                -----------

Yankee -- 2.57%
      693      Abbey National Capital ............................         06/30/30++            8.963              697,295
    2,000      Household International Netherlands BV ............         12/01/03              6.200            1,920,700
      675      HSBC Capital Funding ..............................         06/30/30++           10.176              744,884
    1,400      Imperial Tobacco Overseas BV ......................         04/01/09              7.125            1,255,608
      385      Republic of Trinidad & Tobago .....................         10/01/09              9.875              401,362
    1,000      Sony Corp. ........................................         03/04/03              6.125              981,052
                                                                                                                -----------
                                                                                                                  6,000,901
                                                                                                                -----------
Total Corporate Bonds (cost -- $33,006,496)                                                                      31,781,077
                                                                                                                -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 10.11%
       45      Federal Home Loan Mortgage Corporation ............         03/18/08              6.220               42,548
    5,450      Federal National Mortgage Association .............   08/15/04 to 01/15/09   5.250 to 6.500        5,000,278
    2,570      International Bank for Reconstruction & Development         03/17/03              5.625            2,505,588
    9,150      U.S. Treasury Bonds ...............................   08/15/13 to 02/15/29   5.250 to 12.000      11,868,039
    3,894      U.S. Treasury Inflation Index Notes ...............         07/15/02              3.625            3,879,179
      348      U.S. Treasury Notes ...............................         05/15/08              5.625              341,149
                                                                                                                -----------
Total U.S. Government and Agency Obligations (cost -- $24,085,469)                                               23,636,781
                                                                                                                -----------

PAINEWEBBER BALANCED FUND

   Principal
    Amount                                                                        Maturity            Interest
     (000)                                                                         Dates                Rates             Value
------------                                                                      --------            --------        ------------
MORTGAGE BACKED SECURITIES -- 8.38%

Collateralized Mortgage Obligation -- 1.36%
$     194      CS First Boston Mortgage Securities Corp., Series 1997-2,
               Class A + .................................................        06/01/20              7.500%        $    192,886
      138      FDIC REMIC Trust, Series 1996-C1, Class 1A ................        05/25/26              6.750              137,210
    1,400      LB Commercial Conduit Mortgage Trust, Series 1998-C4,
               Class A1-B ................................................        10/15/08              6.210            1,310,988
       25      Morgan Stanley Capital I Inc., Series 1997-C1, Class A1-A .        02/15/20              6.850               24,709
      456      Morgan Stanley Capital I Inc., Series 1997-WF1, Class A1+ .        10/15/06              6.830              452,672
    1,050      Standard Credit Card Master Trust I, Series 1994-4, Class A        11/07/03              8.250            1,066,548
                                                                                                                      ------------
                                                                                                                         3,185,013
                                                                                                                      ------------

Federal Home Loan Mortgage Corporation -- 1.21%
    1,780      FHLMC TBA .................................................           TBA                6.500            1,701,013
    1,139      FHLMC TBA .................................................           TBA                7.000            1,110,880
                                                                                                                      ------------
                                                                                                                         2,811,893
                                                                                                                      ------------

Federal National Mortgage Association -- 5.01%
      502      FNMA ......................................................        09/01/28              6.500              480,336
      698      FNMA ......................................................  01/01/26 to 02/01/26        7.500              696,681
    7,475      FNMA TBA ..................................................           TBA                6.000            6,944,739
      995      FNMA TBA ..................................................           TBA                6.500              949,915
    2,720      FNMA 15 YR TBA ............................................           TBA                6.500            2,649,448
                                                                                                                      ------------
                                                                                                                        11,721,119
                                                                                                                      ------------

Government National Mortgage Association -- 0.80%
    1,819      GNMA ......................................................        11/15/17              8.500            1,874,952
                                                                                                                      ------------
Total Mortgage Backed Securities (cost -- $19,710,710) ...................                                              19,592,977
                                                                                                                      ------------

SHORT TERM GOVERNMENT AGENCY OBLIGATIONS -- 10.67%
   25,000      Federal Home Loan Mortgage Discount Notes+++
               (cost -- $24,968,792) .....................................        09/08/00              6.420@          24,968,792
                                                                                                                      ------------

REPURCHASE AGREEMENT -- 2.48%
    5,812      Repurchase Agreement dated 08/31/00 with SG Cowen & Co.,
                  collateralized by $6,192,000 U.S. Treasury Notes,
                  4.25% due 11/15/03 (value -- $5,928,840); proceeds:
                  $5,813,066 (cost -- $5,812,000) ........................        09/01/00              6.600            5,812,000
                                                                                                                      ------------
Total Investments (cost -- $216,675,549) -- 105.32% ......................                                             246,315,967
Liabilities in excess of other assets -- (5.32)% .........................                                             (12,452,358)
                                                                                                                      ------------
Net Assets -- 100.00% ....................................................                                            $233,863,609
                                                                                                                      ============

----------
*     Non-Income producing security.
+ Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
++    Maturity date shown is the callable date for perpetual rewriting securities.
+++   Entire or partial amount pledged as collateral for futures transactions.
@     Interest rate shown is the discount rate at date of purchase.
++++  Enhanced equipment trust certificates.
ADR   American Depositary Receipt.
TBA To Be Assigned - Securities are purchased on a forward commitment with an approximated principal amount (generally +/-1.0%) and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
REMIC Real Estate Mortgage Investment Conduit.
(1)   Security, or a portion thereof, was on loan at August 31, 2000.

                 See accompanying notes to financial statements

PAINEWEBBER BALANCED FUND

FUTURES CONTRACTS

                                                                                                                     Unrealized
Number of                                                                         In              Expiration        Appreciation
Contracts                                                                    Exchange For            Dates         (Depreciation)
---------                                                                    ------------         ----------       --------------
    64      Contracts to receive--S&P 500 Index .........................     $23,732,250           Sept 2000         $  606,951
   150      Contracts to deliver--U.S. 5 Year Treasury Notes ............      14,966,016            Dec 2000            (43,359)
    18      Contracts to deliver--U.S. 10 Year Treasury Notes ...........       1,805,063            Dec 2000              3,656
    71      Contracts to receive--U.S. 30 Year Treasury Bond ............       7,077,258            Dec 2000             53,805
                                                                                                                      ----------
                                                                                                                      $  621,053
                                                                                                                      ==========

                 See accompanying notes to financial statements

PAINEWEBBER BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES                              AUGUST 31, 2000

Assets
Investments in securities, at value (cost -- $216,675,549) ......   $246,315,967
Investment of cash collateral for securities loaned
(cost -- $6,206,400) ............................................      6,206,400
Cash ............................................................            247
Receivable for investments sold .................................        473,187
Receivable for fund shares sold .................................          6,546
Dividends and interest receivable ...............................      1,025,105
Receivable for variation margin .................................        268,507
Other assets ....................................................         61,799
                                                                    ------------
Total assets ....................................................    254,357,758
                                                                    ------------

Liabilities
Payable for investments purchased ...............................     13,311,670
Collateral for securities loaned ................................      6,206,400
Payable for fund shares repurchased .............................        436,915
Payable to affiliates ...........................................        222,750
Accrued expenses and other liabilities ..........................        316,414
                                                                    ------------
Total liabilities ...............................................     20,494,149
                                                                    ------------

Net Assets
Capital Stock -- $0.001 par value ...............................    190,899,125
Undistributed net investment income .............................        120,853
Accumulated net realized gains from investment transactions .....     12,582,160
Net unrealized appreciation of investments ......................     30,261,471
                                                                    ------------
Net assets ......................................................   $233,863,609
                                                                    ============

Class A:
Net assets ......................................................   $190,695,147
                                                                    ------------
Shares outstanding ..............................................     16,907,474
                                                                    ------------
Net asset value and redemption value per share ..................         $11.28
                                                                          ======
Maximum offering price per share (net asset value plus sales
charge of 4.50% of offering price) ..............................         $11.81
                                                                          ======

Class B:
Net assets ......................................................   $ 22,196,530
                                                                    ------------
Shares outstanding ..............................................      1,920,921
                                                                    ------------
Net asset value and offering price per share ....................         $11.56
                                                                          ======

Class C:
Net assets ......................................................   $ 20,370,584
                                                                    ------------
Shares outstanding ..............................................      1,803,986
                                                                    ------------
Net asset value and offering price per share ....................         $11.29
                                                                          ======

Class Y:
Net assets ......................................................   $    601,348
                                                                    ------------
Shares outstanding ..............................................         53,346
                                                                    ------------
Net asset value and offering price per share ....................         $11.27
                                                                          ======

                 See accompanying notes to financial statements

PAINEWEBBER BALANCED FUND

STATEMENT OF OPERATIONS                       FOR THE YEAR ENDED AUGUST 31, 2000

Investment income:
Interest .........................................................   $  6,063,154
Dividends ........................................................      1,364,849
                                                                     ------------
                                                                        7,428,003
                                                                     ------------

Expenses:

Investment advisory and administration ...........................      1,697,170
Service fees--Class A ............................................        461,035
Service and distribution fees--Class B ...........................        233,944
Service and distribution fees--Class C ...........................        179,819
Transfer agency and service ......................................        185,762
Custody and accounting ...........................................        139,343
Legal and audit ..................................................        108,123
Reports and notices to shareholders ..............................         75,631
State registration ...............................................         50,125
Directors fees and expenses ......................................         13,500
Other expenses ...................................................          1,389
                                                                     ------------
                                                                        3,145,841

Less: Fee waivers and reimbursements from investment advisor .....         (5,078)
                                                                     ------------
Net expenses .....................................................      3,140,763
                                                                     ------------
Net investment income ............................................      4,287,240
                                                                     ------------

Realized and unrealized gains (losses) from investment activities:
Net realized gains (losses) from:
  Investment transactions ........................................     14,200,581
  Futures transactions ...........................................     (1,467,089)
Net change in unrealized appreciation of:
  Investments ....................................................        543,140
  Futures ........................................................        621,053
                                                                     ------------

Net realized and unrealized gains from investment activities .....     13,897,685
                                                                     ------------

Net increase in net assets resulting from operations .............   $ 18,184,925
                                                                     ============

                 See accompanying notes to financial statements

PAINEWEBBER BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                For the Years Ended August 31,
                                                                                                ------------------------------
                                                                                                    2000             1999
                                                                                                -------------    -------------
From operations:
Net investment income .......................................................................   $   4,287,240    $   4,184,069
Net realized gains from investment, option and futures transactions .........................      12,733,492       18,273,326
Net change in unrealized appreciation/depreciation of investments, options and futures ......       1,164,193       13,576,016
                                                                                                -------------    -------------
Net increase in net assets resulting from operations ........................................      18,184,925       36,033,411
                                                                                                -------------

Dividends and distributions to shareholders from:
Net investment income--Class A ..............................................................      (3,654,201)      (3,728,464)
Net investment income--Class B ..............................................................        (244,929)        (327,440)
Net investment income--Class C ..............................................................        (211,878)        (237,032)
Net investment income--Class Y ..............................................................         (10,463)          (7,148)
Net realized gains from investment transactions--Class A ....................................     (15,640,408)     (19,640,106)
Net realized gains from investment transactions--Class B ....................................      (2,099,141)      (2,933,076)
Net realized gains from investment transactions--Class C ....................................      (1,613,410)      (1,816,995)
Net realized gains from investment transactions--Class Y ....................................         (37,624)         (24,554)
                                                                                                -------------    -------------
Total dividends and distributions to shareholders ...........................................     (23,512,054)     (28,714,815)
                                                                                                -------------    -------------

From capital stock transactions:
Net proceeds from sale of shares ............................................................      15,220,070       36,103,042
Shares issued in connection with the reorganization involving PaineWebber Utility Income Fund      26,705,372               --
Cost of shares repurchased ..................................................................     (70,044,941)     (47,257,223)
Proceeds from dividends reinvested ..........................................................      21,494,472       26,107,944
                                                                                                -------------    -------------
Net increase (decrease) in net assets from capital stock transactions .......................      (6,625,027)      14,953,763
                                                                                                -------------    -------------
Net increase (decrease) in net assets .......................................................     (11,952,156)      22,272,359

Net assets:
Beginning of year ...........................................................................     245,815,765      223,543,406
                                                                                                -------------    -------------
End of year (including undistributed net investment income
  of $1,171,918 and $1,006,149, respectively) ...............................................   $ 233,863,609    $ 245,815,765
                                                                                                =============    =============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      PaineWebber Master Series, Inc. ("Master Series") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company which currently offers two series of shares: PaineWebber Balanced Fund (the "Fund") and PaineWebber Money Market Fund. The financial statements for PaineWebber Money Market Fund are not included herein.

      The Fund currently offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C each have exclusive voting rights with respect to their service and/or distribution plan.

      The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      Valuation of Investments--The Fund calculates net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser and administrator of the Fund. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), a wholly owned subisidiary of Paine Webber Group Inc. ("PW Group"). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair market value as determined in good faith by or under the direction of the Master Series board of directors (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

      Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS

      Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

      Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

      Futures Contracts--Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

      Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund primarily uses financial futures contracts for hedging or to manage the average duration of the Fund's portfolio. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

      Option Writing--When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

      Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

      The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

NOTES TO FINANCIAL STATEMENTS

REORGANIZATION INVOLVING PAINEWEBBER UTILITY INCOME FUND

      Effective as of the close of business on June 23, 2000 (the "Reorganization Date"), the Fund acquired all of the assets and assumed all of the liabilities of PaineWebber Utility Income Fund ("Utility Income Fund"). The acquisition was accomplished by a tax-free exchange of 1,576,546; 364,749; 526,713; and 10,991 Class A, B, C and Y shares, respectively, of the Fund for 1,242,356; 294,930; 417,324 and 8,680 Class A, B, C and Y shares, respectively, of Utility Income Fund outstanding on the Reorganization Date. Utility Income Fund's net assets of that date, valued $26,705,372 including net unrealized appreciation of investments of $7,733,404 were combined with those of the Fund. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange. The Fund's statement of operations and financial highlights do not include the operations of Utility Income Fund prior to the Reorganization Date.

INVESTMENT ADVISER AND ADMINISTRATOR

      The Board of Directors of Master Series has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                      Annual
         Average Daily Net Assets                                      Rate
         ------------------------                                     ------
         Up to $500 million ........................................  0.750%
         In excess of $500 million up to $1.0 billion ..............  0.725
         In excess of $1.0 billion up to $1.5 billion ..............  0.700
         In excess of $1.5 billion up to $2.0 billion ..............  0.675
         Over $2.0 billion .........................................  0.650

      At August 31, 2000, the Fund owed Mitchell Hutchins $146,742 in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended August 31, 2000, Mitchell Hutchins waived $5,078.

      For the year ended August 31, 2000, the Fund paid $10,324 in brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

      On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

DISTRIBUTION PLANS

      Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares (Class Y shares have no service or distribution plan). At August 31, 2000, the Fund owed Mitchell Hutchins $75,697 in service and distribution fees.

      Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of

NOTES TO FINANCIAL STATEMENTS

Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the year ended August 31, 2000, it received $87,187 in sales charges.

SECURITY LENDING

      The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, who received $12,738 as compensation from the Fund for the year ended August 31, 2000. At August 31, 2000, the Fund owed PaineWebber $311 in security lending fees. For the year ended August 31, 2000 the Fund earned $34,585 as compensation from securities lending transactions net of fees, rebates and expenses.

      At August 31, 2000, the Fund had securities on loan having a market value of $5,962,238. The Fund's custodian held cash having an aggregate value of $6,206,400 as collateral for portfolio securities loaned which was invested as follows:

Number of
 Shares                                                                 Value
---------                                                            ----------
1,781,659  AIM Liquid Assets Portfolio ............................  $1,781,659
   63,101  AIM Prime Portfolio ....................................      63,101
2,151,420  Mitchell Hutchins Private Money Market Fund LLC ........   2,151,420
2,062,500  Provident Temporary Cash Fund ..........................   2,062,500
  147,720  Scudder Institutional Fund .............................     147,720
                                                                     ----------

           Total investments of cash collateral for securities
             loaned (cost--$6,206,400) ............................  $6,206,400
                                                                     ==========

BANK LINE OF CREDIT

      The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended August 31, 2000, the Fund did not borrow under the Facility.

TRANSFER AGENCY RELATED SERVICE FEES

      PaineWebber provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the year ended August 31, 2000, PaineWebber received approximately 49% of the total service fees collected by PFPC, Inc.

INVESTMENTS IN SECURITIES

      For federal income tax purposes, the cost of securities owned at August 31, 2000 was substantially the same as the cost of securities for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS

      At August 31, 2000, the components of net unrealized appreciation of investments were as follows:

        Gross appreciation (investments having an excess of value over cost) .......    $ 37,373,597
        Gross depreciation (investments having an excess of cost over value) .......      (7,733,179)
                                                                                        ------------
        Net unrealized appreciation of investments .................................    $ 29,640,418
                                                                                        ============

      For the year ended August 31, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $314,394,498 and $353,203,114, respectively.

FEDERAL TAX STATUS

      The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

      To reflect reclassifications for the Fund arising from permanent "book/tax" differences for the year ended August 31, 2000, undistributed net investment income was decreased by $1,051,065, capital stock was decreased by $30,000 and accumulated net realized gains from investment transactions were increased by $1,081,065.

CAPITAL STOCK

      There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 4 billion is allocated to Balanced Fund. Transactions in shares of common stock were as follows:

                                     Class A                     Class B                     Class C                   Class Y
For the Year Ended          -------------------------     -----------------------   -------------------------    ------------------
  August 31, 2000:            Shares        Amount         Shares       Amount        Shares        Amount        Shares    Amount
                            ----------   ------------     --------   ------------   ----------   ------------    -------  ---------
Shares sold ..............     473,098   $  5,231,098      154,605   $  1,750,473      712,663   $  7,891,464     31,448  $ 347,035
Shares issued in
  connection with the
  reorganization involving
  Paine Webber Utility
  Income Fund ............   1,576,546     16,911,399      364,749      4,013,763      526,713      5,662,443     10,991    117,767
Shares repurchased .......  (4,098,925)   (45,377,077)    (882,227)    (9,946,377)  (1,304,519)   (14,292,209)   (38,089)  (429,278)
Dividends reinvested .....   1,661,473     17,734,088      188,666      2,066,213      154,111      1,649,292      4,208     44,879
Shares converted from
  Class B to Class A .....     338,546      3,767,125     (331,073)    (3,767,125)          --             --         --         --
                            ----------   ------------     --------   ------------   ----------   ------------    -------  ---------

Net increase (decrease) ..     (49,262)  $ (1,733,367)    (505,280)  $ (5,883,053)      88,968   $    910,990      8,558  $  80,403
                            ==========   ============     ========   ============   ==========   ============    =======  =========

                                     Class A                     Class B                     Class C                   Class Y
For the Year Ended          -------------------------     -----------------------   -------------------------    ------------------
  August 31, 1999:            Shares        Amount         Shares       Amount        Shares        Amount        Shares    Amount
                            ----------   ------------     --------   ------------   ----------   ------------    -------  ---------
Shares sold ..............   1,363,897   $ 16,172,983      937,633   $ 11,281,236      688,213   $  8,183,147     39,441  $ 465,676
Shares repurchased .......  (2,932,983)   (34,741,366)    (608,260)    (7,358,696)    (428,296)    (5,003,022)   (12,955)  (154,139)
Dividends reinvested .....   1,886,980     21,391,988      245,010      2,837,840      162,571      1,846,494      2,785     31,622
Shares converted from
  Class B to Class A .....     459,550      5,425,191     (450,660)    (5,425,191)          --             --         --         --
                            ----------   ------------     --------   ------------   ----------   ------------    -------  ---------

Net increase .............     777,444   $  8,248,796      123,723   $  1,335,189      422,488   $  5,026,619     29,271  $ 343,159
                            ==========   ============     ========   ============   ==========   ============    =======  =========

NOTES TO FINANCIAL STATEMENTS

NEW PORTFOLIO MANAGERS AND PROPOSED MERGER

      On October 6, 2000, the board of directors unanimously approved the merger of the Balanced Fund into the PaineWebber Tactical Allocation Fund. The proposed merger will be submitted to shareholders at a meeting expected to be held in February 2001. If approved by the Fund's shareholders, the merger is expected to become effective in February or March 2001.

      More information about the proposed merger as well as portfolio management and investment strategy changes is set out in the October 10, 2000 supplement to the prospectus dated December 10, 1999 and additional information will be provided to shareholders in proxy solicitation materials that are expected to be mailed in December 2000.

PAINEWEBBER BALANCED FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                                          Class A
                                                    --------------------------------------------------------------------------------
                                                                                                            For the
                                                                                                              Six         For the
                                                                                                             Months         Year
                                                               For the Years Ended August 31,                Ended          Ended
                                                    --------------------------------------------------     August 31,   February 29,
                                                      2000          1999          1998          1997         1996(2)        1996
                                                    --------      --------      --------      --------      --------      --------
Net asset value, beginning of period ............   $  11.60      $  11.27      $  12.50      $  10.27      $  10.85      $   9.80
                                                    --------      --------      --------      --------      --------      --------
Net investment income ...........................       0.22++        0.22++        0.23++        0.23++        0.12++        0.27++
Net realized and unrealized gains (losses) from
  investments, futures and options ..............       0.66++        1.56++        0.31++        2.79++       (0.12)++       1.84++
                                                    --------      --------      --------      --------      --------      --------
Net increase from investment operations .........       0.88          1.78          0.54          3.02          0.00          2.11
                                                    --------      --------      --------      --------      --------      --------
Dividends from net investment income ............      (0.23)        (0.22)        (0.22)        (0.24)        (0.10)        (0.31)
Distributions from net realized gains from
  investment transactions .......................      (0.97)        (1.23)        (1.55)        (0.55)        (0.48)        (0.75)
                                                    --------      --------      --------      --------      --------      --------
Total dividends and distributions to shareholders      (1.20)        (1.45)        (1.77)        (0.79)        (0.58)        (1.06)
                                                    --------      --------      --------      --------      --------      --------
Net asset value, end of period ..................   $  11.28      $  11.60      $  11.27      $  12.50      $  10.27      $  10.85
                                                    ========      ========      ========      ========      ========      ========
Total investment return (1) .....................       8.27%        16.20%         4.69%        30.67%         0.03%        22.08%
                                                    ========      ========      ========      ========      ========      ========

Ratios/supplemental data:
Net assets, end of period (000's) ...............   $190,695      $196,684      $182,362      $176,403      $157,525      $171,609
Expenses to average net assets,
  net of waivers from adviser (3) ...............       1.25%         1.22%         1.26%         1.46%         1.34%*        1.29%
Net investment income to average net assets,
  net of waivers from adviser (3) ...............       2.03%         1.81%         1.88%         2.02%         2.19%*        2.55%
Portfolio turnover rate .........................        151%          234%          190%          188%          103%          188%

----------
*     Annualized.
++    Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.
(2)   Fiscal year changed to August 31.
(3) During the years ended August 31, 2000 and August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER BALANCED FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                                          Class B
                                                    --------------------------------------------------------------------------------
                                                                                                            For the
                                                                                                              Six         For the
                                                                                                             Months         Year
                                                               For the Years Ended August 31,                Ended          Ended
                                                    --------------------------------------------------     August 31,   February 29,
                                                      2000          1999          1998          1997         1996(2)        1996
                                                    --------      --------      --------      --------      --------      --------
Net asset value, beginning of period .............  $  11.84      $  11.48      $  12.70      $  10.42      $  11.00      $   9.90
                                                    --------      --------      --------      --------      --------      --------
Net investment income ............................      0.14++        0.13++        0.14++        0.14++        0.08++        0.19++
Net realized and unrealized gains (losses) from
  investments, futures and options ...............      0.67++        1.59++        0.31++        2.84++       (0.11)++       1.86++
                                                    --------      --------      --------      --------      --------      --------
Net increase (decrease) from investment operations      0.81          1.72          0.45          2.98         (0.03)         2.05
                                                    --------      --------      --------      --------      --------      --------
Dividends from net investment income .............     (0.12)        (0.13)        (0.12)        (0.15)        (0.07)        (0.20)
Distributions from net realized gains from
  investment transactions ........................     (0.97)        (1.23)        (1.55)        (0.55)        (0.48)        (0.75)
                                                    --------      --------      --------      --------      --------      --------
Total dividends and distributions to shareholders      (1.09)        (1.36)        (1.67)        (0.70)        (0.55)        (0.95)
                                                    --------      --------      --------      --------      --------      --------
Net asset value, end of period ...................  $  11.56      $  11.84      $  11.48      $  12.70      $  10.42      $  11.00
                                                    ========      ========      ========      ========      ========      ========
Total investment return (1) ......................      7.44%        15.28%         3.87%        29.70%        (0.30)%       21.20%
                                                    ========      ========      ========      ========      ========      ========

Ratios/supplemental data:
Net assets, end of period (000's) ................  $ 22,197      $ 28,719      $ 26,425      $ 22,768      $ 22,307      $ 26,627
Expenses to average net assets,
  net of waivers from adviser (3) ................      2.04%         1.98%         2.03%         2.22%         2.09%*        2.05%
Net investment income to average net assets,
  net of waivers from adviser (3) ................      1.22%         1.04%         1.13%         1.27%         1.43%*        1.81%
Portfolio turnover rate ..........................       151%          234%          190%          188%          103%          188%

----------
*     Annualized.
++    Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.
(2)   Fiscal year changed to August 31.
(3) During the years ended August 31, 2000 and August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER BALANCED FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                                             Class C
                                     --------------------------------------------------------------------------------
                                                                                             For the
                                                                                               Six         For the
                                                                                              Months         Year
                                               For the Years Ended August 31,                 Ended         Ended
                                     --------------------------------------------------      August 31,   February 29,
                                       2000          1999          1998          1997         1996(2)        1996
                                     --------      --------      --------      --------      --------      --------
Net asset value,
  beginning of period ............   $  11.60      $  11.28      $  12.52      $  10.29      $  10.88      $   9.82
                                     --------      --------      --------      --------      --------      --------
Net investment income ............       0.14++        0.14++        0.14++        0.14++        0.08++        0.19++
Net realized and unrealized
  gains (losses) from investments,
  futures and options ............       0.66++        1.56++        0.31++        2.80++       (0.12)++       1.84++
                                     --------      --------      --------      --------      --------      --------
Net increase (decrease)
  from investment operations .....       0.80          1.70          0.45          2.94         (0.04)         2.03
                                     --------      --------      --------      --------      --------      --------
Dividends from net
  investment income ..............      (0.14)        (0.15)        (0.14)        (0.16)        (0.07)        (0.22)
Distributions from net
  realized gains from
  investment transactions ........      (0.97)        (1.23)        (1.55)        (0.55)        (0.48)        (0.75)
                                     --------      --------      --------      --------      --------      --------
Total dividends and
  distributions to shareholders ..      (1.11)        (1.38)        (1.69)        (0.71)        (0.55)        (0.97)
                                     --------      --------      --------      --------      --------      --------
Net asset value, end of period ...   $  11.29      $  11.60      $  11.28      $  12.52      $  10.29      $  10.88
                                     ========      ========      ========      ========      ========      ========
Total investment return (1) ......       7.46%        15.34%         3.89%        29.70%        (0.38)%       21.12%
                                     ========      ========      ========      ========      ========      ========

Ratios/supplemental data:
Net assets, end of period (000's)    $ 20,371      $ 19,894      $ 14,581      $  8,736      $  6,979      $  7,469
Expenses to average
  net assets, net of waivers
  from adviser (3) ...............       2.00%         1.95%         2.00%         2.21%         2.09%*        2.08%
Net investment income to
  average net assets, net of
  waivers from adviser (3) .......       1.29%         1.08%         1.18%         1.27%         1.44%*        1.77%
Portfolio turnover rate ..........        151%          234%          190%          188%          103%          188%

                                                     Class Y
                                     ---------------------------------------
                                                                 For the
                                                                 Period
                                      For the Year Ended     March 26, 1998+
                                            August 31,           through
                                     ----------------------     August 31,
                                       2000          1999          1998
                                     --------      --------      --------
Net asset value,
  beginning of period ............   $  11.59      $  11.27      $  12.55
                                     --------      --------      --------
Net investment income ............       0.25++        0.26++        0.11++
Net realized and unrealized
  gains (losses) from investments,
  futures and options ............       0.66++        1.55++       (1.28)++
                                     --------      --------      --------
Net increase (decrease)
  from investment operations .....       0.91          1.81         (1.17)
                                     --------      --------      --------
Dividends from net
  investment income ..............      (0.26)        (0.26)        (0.11)
Distributions from net
  realized gains from
  investment transactions ........      (0.97)        (1.23)           --
                                     --------      --------      --------
Total dividends and
  distributions to shareholders ..      (1.23)        (1.49)        (0.11)
                                     --------      --------      --------
Net asset value, end of period ...   $  11.27      $  11.59      $  11.27
                                     ========      ========      ========
Total investment return (1) ......       8.54%        16.42%        (9.41)%
                                     ========      ========      ========

Ratios/supplemental data:
Net assets, end of period (000's)    $    601      $    519      $    175
Expenses to average
  net assets, net of waivers
  from adviser (3) ...............       1.03%         0.96%         0.89%*
Net investment income to
  average net assets, net of
  waivers from adviser (3) .......       2.28%         2.11%         2.48%*
Portfolio turnover rate ..........        151%          234%          190%

----------
*     Annualized.
+     Commencement of issuance of shares.
++    Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods less than one year has not been annualized.
(2)   Fiscal year changed to August 31.
(3) During the years ended August 31, 2000 and August 31, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver would be the same since the fee waiver represents less than 0.005%.

PAINEWEBBER BALANCED FUND

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of PaineWebber Balanced Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PaineWebber Balanced Fund (the "Fund") at August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As described in the notes to the financial statements, on October 6, 2000 the Board of Directors approved a merger, subject to shareholder approval, whereby the Fund would be merged into PaineWebber Tactical Allocation Fund.


PricewaterhouseCoopers LLP

New York, New York
October 25, 2000

                      This Page Intentionally Left Blank.

PAINEWEBBER BALANCED FUND

TAX INFORMATION (unaudited)

      We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (August 31, 2000), as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the distributions paid during the fiscal year by the Fund were taxable and are derived from the following sources:

Per Share Data:                                                        Class A     Class B     Class C     Class Y
                                                                       -------     -------     -------     -------
Net investment income* .............................................   $0.2287     $0.1230     $0.1371     $0.2569
Short-term capital gains* ..........................................    0.0542      0.0542      0.0542      0.0542
Long-term capital gains ............................................    0.9181      0.9181      0.9181      0.9181
Percentage of ordinary income dividends qualifying for the dividends
   received deduction available to corporate shareholders ..........     30.05%      30.05%      30.05%      30.05%

----------
*     Taxable as ordinary income.

      Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

      Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2000. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2001. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

================================================================================

BOARD OF TRUSTEES

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms

PRINCIPAL OFFICERS

Margo N. Alexander
President

Amy R. Doberman
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

Susan P. Ryan
Vice President

T. Kirkham Barneby
Vice President

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019

This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or corresponding firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS

o  High Income Fund
o  Investment Grade Income Fund
o  Low Duration U.S. Government Income Fund
o  Strategic Income Fund
o  U.S. Government Income Fund

TAX-FREE BOND FUNDS

o  California Tax-Free Income Fund
o  Municipal High Income Fund
o  National Tax-Free Income Fund
o  New York Tax-Free Income Fund

STOCK FUNDS

o  Enhanced S&P 500 Fund
o  Enhanced Nasdaq-100 Fund
o  Financial Services Growth Fund
o  Growth Fund
o  Growth and Income Fund
o  Mid Cap Fund
o  Small Cap Fund
o  S&P 500 Index Fund
o  Strategy Fund
o  Tax-Managed Equity Fund

ASSET ALLOCATION FUNDS

o  Balanced Fund
o  Tactical Allocation Fund

GLOBAL FUNDS

o  Asia Pacific Growth Fund
o  Emerging Markets Equity Fund
o  Global Equity Fund
o  Global Income Fund

PAINEWEBBER MONEY MARKET FUND


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